Income Taxes (Components of income before tax and income tax expense for PRC and non-PRC operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Taxes [Abstract]
Income arising from PRC operations	$ 57,806	358,667	292,333	103,168
Profit/(loss) arising from non-PRC operations	(7,764)	(48,171)	23,278	21,168
Income before tax	50,042	310,496	315,611	124,336
Income tax expense relating to PRC operations	7,782	48,281	37,573	16,961
Income tax expense relating to non-PRC operations	15	96	15	16
Income tax expense	$ 7,797	48,377	37,588	16,977
Effective tax rate for PRC operations	13.50%	13.50%	12.90%	16.40%